Citigroup Mortgage Loan Trust 2023-RP1 ABS-15G

Exhibit 99.1 - Schedule 4b

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Final Exception Rating	Fitch Final Exception Rating	Kroll Final Exception Rating	Moody's Final Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	7004807	xxxx	XXXX	XXXX	XX/XX/XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: 36	Note Date: XX/XX/XXXX; Lien Position: 1	The file was missing the secondary valuation required for securitization.								3	D	B	D	C	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	A	D	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	7004807	xxxx	XXXX	XXXX	XX/XX/XXXX	Credit	Income	Document Error	Income	YTD P&L Statement was not signed and/or dated by Borrower. (GSE COVID-19)	Borrower: David XXXX XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>	The 2020 P&L was dated but not signed as required per XXXX COVID overlays.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	C	A	D	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	7005738	xxxx	XXXX	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	Unable to determine Homeownership Counseling List was provided due to missing information.	Unable to determine Homeownership Counseling List was provided due to missing provided date and list date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	A	B	D	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	7005738	xxxx	XXXX	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/XXXX)	Initial Closing Disclosure does not have evidence of receipt								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	D	A	B	D	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	7005738	xxxx	XXXX	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/XXXX)	Loan Estimate provided on XX/XX/XXXX has no evidence of receipt to borrower								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	D	A	B	D	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
XXXX	XXXX	7005738	xxxx	XXXX	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7555)	0% Fee Tolerance exceeded for Settlement / Closing / Escrow Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. COC does not mention addition of Esign fee								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	B	D	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
XXXX	XXXX	7005738	xxxx	XXXX	XXXX	XX/XX/XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: 36	Note Date: XX/XX/XXXX; Lien Position: 1	.Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.								3	D	B	D	C	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D	A	B	D	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No